Cost of improvements to concession assets (Tables)	12 Months Ended
Dec. 31, 2017
Cost Of Improvements To Concession Assets [Abstract]
Summary of Cost of Improvements to Concession Assets

Cost of improvements to concession assets are comprised of the following at December 31, 2015, 2016 and 2017:

	2015		2016		2017
Cost of improvements to concession assets	Ps.	838,635	Ps.	1,676,037	Ps.	1,312,491